Share-Based Compensation Plans (Details Textual) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 02, 2018 shares	Nov. 01, 2017 shares	Aug. 31, 2017 shares	Jan. 31, 2017 CAD ($)	Mar. 31, 2017 CAD ($)	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2015 shares	Dec. 31, 2013 shares	Dec. 31, 2008 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options authorized						500,000	3,280,000	350,000	62,404	4,036,729	8,824,646
Stock options vesting and exercisable period (in years)	3 years	5 years
Expiration period for stock options (in years)						10 years
Number of vested stock options repurchased for cash consideration	780,000	2,500,000
Special cash distribution to shareholders | $				$ 387,200		$ 387,200
Special payment to be paid to option holders | $						$ 12,800
Shares granted per share (in dollars per share) | $ / shares						$ 12.84	$ 13.37
Non-Voting Participating Preferred Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options authorized						200,000
Non-Voting Participating Preferred Shares [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options authorized							200,000
Stock options vesting and exercisable period (in years)							3 years
Time Vesting Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting and exercisable period (in years)							5 years
Number of option exchange			805,835
Performance Vesting Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting and exercisable period (in years)							5 years
Number of option exchange			805,835
Unvested Performance-Vesting Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option exchange			715,383
Unvested Time-Vesting Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option exchange			715,383
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Special cash distribution to shareholders | $					$ 387,200